Share-based Payments as reflected in the Consolidated Statement of Income/(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment [Line Items]
Share-based payment expense	$ 13,950	$ 10,718	$ 14,468
General And Administrative [Member]
Share-based Payment [Line Items]
Share-based payment expense	9,310	7,650	10,677
Research And Development [Member]
Share-based Payment [Line Items]
Share-based payment expense	$ 4,640	$ 3,068	$ 3,791